Organization (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Company's Subsidiaries and VIE
As of December 31, 2019, the Company’s subsidiaries and VIE are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding
VIE
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automotive transaction facilitation and aftermarket service facilitation.

Consolidated VIE [Member]
Condensed Balance Sheets
The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Cash and cash equivalents	1,364,431,913	1,781,925,125	255,957,529
Other current assets	1,541,898,050	2,364,681,520	339,665,248

Total current assets	2,906,329,963	4,146,606,645	595,622,777

Finance lease receivables—non-current	1,282,457,409	1,448,958,373	208,129,848
Other non-current assets	1,228,066,241	1,469,144,834	211,029,451

Total non-current assets	2,510,523,650	2,918,103,207	419,159,299

Total assets	5,416,853,613	7,064,709,852	1,014,782,076

Short-term debts	660,000,000	1,439,749,760	206,807,113
Other current liabilities	905,380,113	1,468,827,161	210,983,820

Total current liabilities	1,565,380,113	2,908,576,921	417,790,933

Long-term debts	472,793,340	301,667,717	43,331,856
Other non-current liabilities	7,599,404	34,126,296	4,901,935

Total non-current liabilities	480,392,744	335,794,013	48,233,791

Total liabilities	2,045,772,857	3,244,370,934	466,024,724

Condensed Statements of Comprehensive Income
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenues	1,052,203,719	1,091,431,610	1,440,068,825	206,852,944
Net income	349,057,432	298,973,421	353,558,726	50,785,533

Condensed Statements of Cash Flows
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash provided by operating activities	589,303,416	129,762,525	405,810,921	58,291,092
Net cash used in investing activities	(162,905,838)	(1,474,496,320)	(782,481,722)	(112,396,467)
Net cash provided by financing activities	685,689,204	2,253,082,674	1,004,220,135	144,247,197

Consolidated Trust, ABS's and ABN [Member]
Condensed Balance Sheets
The table sets forth the assets and liabilities of the consolidated Trusts, ABSs and ABN included in the Company’s consolidated balance sheets:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Finance lease receivables – current	—	556,315,579	79,909,733
Other current assets	—	88,136,131	12,659,963

Total current assets	—	644,451,710	92,569,696

Finance lease receivable – non-current	—	389,666,998	55,972,162
Other non-current assets	141,534,200	—	—

Total non-current assets	141,534,200	389,666,998	55,972,162

Total assets	141,534,200	1,034,118,708	148,541,858

Long-term debts—current	—	539,153,392	77,444,539
Other current liabilities	—	60,727,770	8,722,998

Total current liabilities	—	599,881,162	86,167,537

Long-term borrowings	125,000,000	79,884,342	11,474,668

Total non-current liabilities	125,000,000	79,884,342	11,474,668

Total liabilities	125,000,000	679,765,504	97,642,205